Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Highland Funds I
Prospectus Date	rr_ProspectusDate	Oct. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

HIGHLAND FUNDS I

Highland Merger Arbitrage Fund (the “Fund”)

Supplement dated May 18, 2020 to the Fund’s Summary Prospectus and Statutory Prospectus, dated October 31, 2019, as supplemented from time to time (together, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Fund’s after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

1.    In the “Performance” section of the Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns

(For the periods ended December 31, 2018)

	1 Year	Since Inception
Class Z
Return Before Taxes	6.48%	6.67%
Return After Taxes on Distributions	-0.34%	4.16%
Return After Taxes on Distributions and Sale of Fund Shares	3.97%	4.11%
Return Before Taxes
Class A	0.27%	4.80%
Class C	4.42%	5.62%
Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	1.34%

* The Fund is the successor to the Predecessor Fund which commenced operations on January 20, 2015.

Highland Merger Arbitrage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

HIGHLAND FUNDS I

Highland Merger Arbitrage Fund (the “Fund”)

Supplement dated May 18, 2020 to the Fund’s Summary Prospectus and Statutory Prospectus, dated October 31, 2019, as supplemented from time to time (together, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Fund’s after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

1.    In the “Performance” section of the Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns

(For the periods ended December 31, 2018)

	1 Year	Since Inception
Class Z
Return Before Taxes	6.48%	6.67%
Return After Taxes on Distributions	-0.34%	4.16%
Return After Taxes on Distributions and Sale of Fund Shares	3.97%	4.11%
Return Before Taxes
Class A	0.27%	4.80%
Class C	4.42%	5.62%
Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	1.34%

* The Fund is the successor to the Predecessor Fund which commenced operations on January 20, 2015.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2018)
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	* The Fund is the successor to the Predecessor Fund which commenced operations on January 20, 2015.
Highland Merger Arbitrage Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%
Highland Merger Arbitrage Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
Highland Merger Arbitrage Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.48%
Since Inception	rr_AverageAnnualReturnSinceInception	6.67%
Highland Merger Arbitrage Fund | Return After Taxes on Distributions | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
Highland Merger Arbitrage Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.97%
Since Inception	rr_AverageAnnualReturnSinceInception	4.11%
Highland Merger Arbitrage Fund | Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
Since Inception	rr_AverageAnnualReturnSinceInception	1.34%